Investment Objectives and Goals	Sep. 24, 2026
DailyDelta Nasdaq 100® Call Options Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	DailyDelta Nasdaq 100® Call Options Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek capital appreciation.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to limit single-day risk.
DailyDelta Nasdaq 100® Put Options Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	DailyDelta Nasdaq 100® Put Options Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek capital appreciation.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to limit single-day risk.
DailyDelta SP500® Call Options Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	DailyDelta SP500® Call Options Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek capital appreciation.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to limit single-day risk.
DailyDelta SP500® Put Options Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	DailyDelta SP500® Put Options Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek capital appreciation.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to limit single-day risk.
DailyDelta R2000 Call Options Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	DailyDelta R2000 Call Options Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek capital appreciation.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to limit single-day risk.
DailyDelta R2000 Put Options Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	DailyDelta R2000 Put Options Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek capital appreciation.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to limit single-day risk.
DailyDelta Bitcoin Call Options Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	DailyDelta Bitcoin Call Options Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek capital appreciation.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to limit single-day risk.
DailyDelta Bitcoin Put Options Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	DailyDelta Bitcoin Put Options Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek capital appreciation.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to limit single-day risk.